ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade accounts payable	$ 760,157	$ 83,413
Accrued liabilities	740,472	149,516
Accrued interest	816,493
Accounts payable and accrued liabilities	2,317,122	$ 232,929
Credit facility
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accrued interest	534,036
Convertible debentures
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accrued interest	$ 282,457